Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	December 31, 2024	December 31, 2023
Assets:
Certificate of deposit	2	$20,000	$20,000
Liabilities:
Warrant liability	2	$22,234	$—
Earnout liability	3	$440,000	$—
Derivative liability	3	$303,300	$—
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	September 30, 2025	December 31, 2024
Assets:
Certificate of deposit	2	$20,000	$20,000
Liabilities:
Warrant Liability	2	$105,834	$22,234
Earnout liability	3	$2,510,000	$440,000
Derivative liability	3	$—	$303,300

Schedule of Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The activity for the fair value of the warrant liability during the year ended December 31, 2024 was as follows:

Warrant Liability
Beginning balance, January 1, 2024	$—
Net liabilities assumed from GigCapital5	8,894
Increase due to warrant modification	200,513
Change in fair value	(187,173)
Ending balance, December 31, 2024	$22,234
The activity for the fair value of the earnout liability for the year ended December 31, 2024 was as follows:

Earnout Liability
Beginning balance, January 1, 2024	$—
Fair value at issuance	3,670,000
Change in fair value	(3,230,000)
Ending balance, December 31, 2024	$440,000
The activity for the fair value of the derivative liability during the year ended December 31, 2024 was as follows:

Derivative Liability
Beginning balance, January 1, 2024	$—
Fair value at issuance	5,120,900
Change in fair value	(4,817,600)
Ending balance, December 31, 2024	$303,300
The activity for the fair value of the warrant liability during the three and nine months ended September 30, 2025 were as follows:

Private Warrants
Beginning balance, January 1, 2025	$22,234
Change in fair value	(13,252)
Ending balance, March 31, 2025	8,982
Change in fair value	16,809
Ending balance, June 30, 2025	25,791
Change in fair value	80,043
Ending balance, September 30, 2025	$105,834
The activity for the fair value of the Yorkville Warrant during the three and nine months ended September 30, 2025 were as follows:

Yorkville Warrant
Beginning balance, January 1, 2025	$—
Fair value at issuance	2,992,522
Change in fair value	111,795
Ending balance, March 31, 2025	3,104,317
Change in fair value	484,872
Reclassification of warrant liability upon warrant modification	(3,589,189)
Ending balance, June 30, 2025 and September 30, 2025	$—
The activity for the fair value of the earnout liability for the three and nine months ended September 30, 2025 were as follows:

Earnout Liability
Beginning balance, January 1, 2025	$440,000
Change in fair value	50,000
Ending balance, March 31, 2025	490,000
Change in fair value	(210,000)
Ending balance, June 30, 2025	280,000
Change in fair value	2,230,000
Ending balance, September 30, 2025	$2,510,000
The activity for the fair value of the derivative liability during the nine months ended September 30, 2025 was as follows:

Derivative Liability
Beginning balance, January 1, 2025	$303,300
Extinguishment upon Termination Agreement	(202,000)
Change in fair value	(101,300)
Ending balance, March 31, 2025, June 30, 2025 and September 2025	$—

Schedule of Fair Value Measurement Inputs and Valuation Techniques
Significant assumptions used in the valuation of the fair value of the earnout liability as of issuance on March 4, 2024 and as of December 31, 2024 were as follows:

	March 4, 2024	December 31, 2024
Fair value of common stock	$10.59	$1.47
Volatility of revenue	26.0%	23.0%
Discount rate applicable to revenue	7.0%	7.0%
Risk-free rate	4.5%	4.2%
Risk premium	2.5%	2.7%
Cost of debt	15.5%	15.5%
Credit risk spread	11.0%	11.3%
Equity volatility	130.0%	120.0%
Significant assumptions used in the valuation of the fair value of the derivative liability as of issuance on March 4, 2024 and as of December 31, 2024 were as follows:

	March 4, 2024	December 31, 2024
Fair value of common stock	$10.59	$1.47
Term in years	1.25	1.26
Volatility	130.0%	120.0%
Risk-free rate	4.9%	4.2%
Debt discount	30.0%	30.0%
Significant assumptions used in the valuation of the fair value of the Lynrock Lake Warrant as of issuance on February 26, 2025 and as of modification on June 11, 2025 were as follows:

	February 26, 2025	June 11, 2025
Fair value of common stock	$1.20	$1.50
Exercise price	$1.20	$1.20
Expected warrant term (years)	10.0	9.7
Expected volatility	51.6%	39.2%
Risk-free rate of return	4.3%	4.4%
Expected annual dividend yield	—%	—%
The activity for the fair value of the Lynrock Lake Warrant during the three and nine months ended September 30, 2025 were as follows:

Lynrock Lake Warrant
Beginning balance, January 1, 2025	$—
Fair value at issuance	16,496,084
Change in fair value	606,186
Ending balance, March 31, 2025	17,102,270
Change in fair value	2,294,669
Reclassification of warrant liability upon warrant modification	(19,396,939)
Ending balance, June 30, 2025 and September 30, 2025	$—
Significant assumptions used in the valuation of the fair value of the Yorkville Warrant as of issuance on February 26, 2025 and as of modification on June 11, 2025 were as follows:

	February 26, 2025	June 11, 2025
Fair value of common stock	$1.20	$1.50
Exercise price	$1.20	$1.20
Expected warrant term (years)	5.0	4.7
Expected volatility	51.6%	39.2%
Risk-free rate of return	4.1%	4.0%
Expected annual dividend yield	—%	—%
Significant assumptions used in the valuation of the fair value of the earnout liability as of September 30, 2025 and December 31, 2024 were as follows:

	September 30, 2025	December 31, 2024
Fair value of common stock	$7.11	$1.47
Volatility of revenue	23.0%	23.0%
Discount rate applicable to revenue	7.0%	7.0%
Risk-free rate	3.7%	4.2%
Risk premium	3.3%	2.7%
Cost of debt	15.5%	15.5%
Credit risk spread	11.8%	11.3%
Equity volatility	105.0%	120.0%
Significant assumptions used in the valuation of the fair value of the derivative liability as of December 31, 2024 and February 26, 2025 were as follows:

	February 26, 2025	December 31, 2024
Fair value of common stock	$1.23	$1.47
Term in years	1.11	1.26
Volatility	125.0%	120.0%
Risk-free rate	4.1%	4.2%
Debt discount	30.0%	30.0%